Submission	Aug. 14, 2025
Submission [Line Items]
Central Index Key	0001047716
Registrant Name	LATAM AIRLINES GROUP S.A.
Registration File Number	333-280866
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES